Confirming payables	12 Months Ended
Dec. 31, 2017
Confirming payables
Confirming payables

17Confirming payables

The Company’s subsidiaries entered into agreements extending payment terms from 90 to 180 days with a number of suppliers. These suppliers have the option to discount their receivables with banks. At December 31, 2017, accounts payable amounting to US$ 111,024 (2016: 102,287) were included in such agreements.